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                                                                    THE HARTFORD



November 10, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:   Union Security Insurance Company
      Variable Account D ("Registrant")
      Kelmoore Strategy Variable Annuity
      File No. 333-43886

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on November 8, 2005.

If you have any additional questions, please feel free to contact me at (860) 843-6733.

Sincerely,

/s/ Suzanne Hurel

Suzanne Hurel
Associate Counsel